Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2021
Amounts Pledged as Collateral for Borrowings and for Other Purposes
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2020 and 2021:

	2020	2021
	(in billions of yen)
Interest-bearing deposits in other banks	69	71
Trading account assets	5,705	7,424
Investments	4,155	5,573
Loans	3,887	10,417
Other assets	2,786	2,291

Total	16,602	25,776

Associated Liabilities Collateralized by Pledged Assets
The associated liabilities collateralized by the above assets at March 31, 2020 and 2021 are summarized below:

	2020	2021
	(in billions of yen)
Deposits	1,057	764
Payables under repurchase agreements	5,480	6,334
Payables under securities lending transactions	1,094	1,185
Other short-term borrowings	4,014	6,272
Long-term debt	213	192

Total	11,858	14,747